UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                     --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-----------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

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Form 13F Information Table Entry Total:


         77

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$285,516 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Electronic Data
  Systems              COM            285661104       7133       123000      shs            SOLE                   123000
First Data             COM            319963104       7460        85500      shs            SOLE                    85500
NDS Gp                 COM            628891103        560        80000      shs            SOLE                    80000
Allegiance Telecom     COM            01747T102        735       741000      shs            SOLE                   741000
Applied Films          COM            038197109        738        60000      shs            SOLE                    60000
Asia Optical 0% CV
  28/03/2007           COM            EC5402309       1060      1000000      shs            SOLE                  1000000
Biogen NV              COM            090597105       3925        80000      shs            SOLE                    80000
Chippac                COM            169657103        982       200000      shs            SOLE                   200000
Ciena                  COM            171779101        900       100000      shs            SOLE                   100000
Edo Corp               COM            281347104        945        70000      shs            SOLE                    70000
Genesis Microchip      COM            37184C103       1300       100000      shs            SOLE                   100000
Interwoven             COM            461142101       1750       750000      shs            SOLE                   750000
Intrado                COM            46117A100       1416       130000      shs            SOLE                   130000
Mercury Interactive    COM            589405109       3200       135000      shs            SOLE                   135000
Netiq                  COM            64115P102       3272       250000      shs            SOLE                   250000
Overture Services      COM            69039R100       1117        80000      shs            SOLE                    80000
Packeteer              COM            695210104       1154       311800      shs            SOLE                   311800
Peoplesoft             COM            712713106       5480       150000      shs            SOLE                   150000
Peregrine Systems      COM            71366Q101       2380       550000      shs            SOLE                   550000
Prof Staff             COM            74315R105        322       123782      shs            SOLE                   123782
Siebel Sys             COM            826170102       4076       125000      shs            SOLE                   125000
Tegal                  COM            879008100       1290      2150000      shs            SOLE                  2150000
Therma-Wave            COM            88343A108       1227       170000      shs            SOLE                   170000
Veritas Software       COM            923436109       5780       161876      shs            SOLE                   161876
Adobe Systems          COM            00724F101       5439       135000      shs            SOLE                   135000
Altera                 COM            021441100       2843       200000      shs            SOLE                   200000
Amgen                  COM            031162100       5968       100000      shs            SOLE                   100000
Anaren Microwave       COM            032744104       1308       180000      shs            SOLE                   180000
Applied Mats           COM            038222105      11414       210316      shs            SOLE                   210316
Atmel                  COM            049513104       4056       400000      shs            SOLE                   400000
Automatic Data
  Processing           COM            053015103       4778        82000      shs            SOLE                    82000
Ballard Power Systems  COM            058586108       1230        80000      shs            SOLE                    80000
Bristol Myers Squibb   COM            110122108       4859       120000      shs            SOLE                   120000
Brooks Automation      COM            114340102        682        30000      shs            SOLE                    30000
Cisco Systems          COM            17275R102       7365       435000      shs            SOLE                   435000
Cognex                 COM            192422103       4068       220000      shs            SOLE                   220000
Computer Assoc
  International        COM            12673P105       3612       165000      shs            SOLE                   165000
Costar Group           COM            22160N109       1366       120000      shs            SOLE                   120000
Cree                   COM            225447101        682       100000      shs            SOLE                   100000
Dell Inc               COM            24702R101      10966       420000      shs            SOLE                   420000
Electronic Arts        COM            285512109       8816       185000      shs            SOLE                   185000
EMC Mass               COM            268648102       1937       162500      shs            SOLE                   162500
FEI                    COM            30241L109        711        40000      shs            SOLE                    40000
Finisar Corp           COM            31787A101       1001       260000      shs            SOLE                   260000
Intel                  COM            458140100       4910       161448      shs            SOLE                   161448
International
  Business Machines    COM            459200101      11960       115000      shs            SOLE                   115000
Johnson & Johnson      COM            478160104       7015       108000      shs            SOLE                   108000
Juniper Networks       COM            48203R104        943        74750      shs            SOLE                    74750
Kana Software          COM            483600300        900       100000      shs            SOLE                   100000
KLA Tencor             COM            482480100      10141       152500      shs            SOLE                   152500
L3 Communications      COM            502424104       1120        20000      shs            SOLE                    20000
Laboratory Corp Amer
  Hdg                  COM            50540R409       2876        54000      shs            SOLE                    54000
Lantronix              COM            516548104       1036       800000      shs            SOLE                   800000
Medtronic              COM            585055106       8816       195000      shs            SOLE                   195000
Micron Tech            COM            595112103       8608       261650      shs            SOLE                   261650
Microsemi              COM            595137100       1306       160000      shs            SOLE                   160000
Microsoft              COM            594918104       9047       150000      shs            SOLE                   150000
Northrop Grumman       COM            666807102       5653        50000      shs            SOLE                    50000
Omnivision Techs       COM            682128103       1544       280000      shs            SOLE                   280000
Oracle                 COM            68389X105       4544       355000      shs            SOLE                   355000
Pfizer                 COM            717081103       6835       172000      shs            SOLE                   172000
Qualcomm               COM            747525103       3651        97000      shs            SOLE                    97000
RF Micro Devices       COM            749941100        573        64000      shs            SOLE                    64000
Silicon Precn Inds     COM            827084864         26         4993      shs            SOLE                     4993
Sun Microsystems       COM            866810203       3704       420000      shs            SOLE                   420000
Symantec               COM            871503108       6182       150000      shs            SOLE                   150000
Sypris Solutions       COM            871655106        902       120000      shs            SOLE                   120000
Tekelec                COM            879101103        573       100000      shs            SOLE                   100000
Teradyne               COM            880770102      12618       320000      shs            SOLE                   320000
Texas Insts            COM            882508104       9930       300000      shs            SOLE                   300000
THQ Inc                COM            872443403       2940       120000      shs            SOLE                   120000
Veeco Instruments      COM            922417100       1400        80000      shs            SOLE                    80000
Vitesse Semicon        COM            928497106       4312       580000      shs            SOLE                   580000
Xilinx                 COM            983919101       6228       156250      shs            SOLE                   156250
Yahoo                  COM            984332106       2771       150000      shs            SOLE                   150000
Zimmer Holdings        COM            98956P102         17          500      shs            SOLE                      500
Zygo                   COM            989855101       1135       140000      shs            SOLE                   140000
